Events after the reporting year	12 Months Ended
Jun. 30, 2026
Events after the reporting year
Events after the reporting year

33.    Events after the reporting year

Conclusion of the Transition Services Agreement with The O Group

As previously disclosed, in connection with the disposal of THE OUTNET to The O Group LLC (which has been renamed The Outnet Operations US, LLC) which closed on April 30, 2026, the Group entered into a transitional services agreement (“TSA”) with the purchaser. Following completion of the planned operational and technology transition, the TSA was effectively concluded on July 24, 2026. Accordingly, the Group ceased providing the principal transition services and no further TSA service fees accrue from August 1, 2026.

The conclusion of the TSA represents a non-adjusting event after the reporting period and, accordingly, no adjustment has been made to the amounts recognized as of June 30, 2026.

Management received authorization for share repurchase program

On September 3, 2026, management received the authorization for the repurchase of up to $50 million of our ADRs, which may be effected from time to time through accelerated share repurchase arrangements at such times, and in such amounts as management may determine in its sole discretion, subject to market conditions, applicable legal and regulatory requirements, and other factors. The authorization does not obligate us to repurchase any ADRs or any particular amount and may be suspended, modified, or discontinued at any time without prior notice; there can be no assurance as to the timing, volume, or price of any repurchases, or that any repurchases will occur at all.

There were no other events after the reporting date that require adjustment to, or disclosure in, these consolidated financial statements.